Operating expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses by nature
Employee costs	$ 16,144	$ 14,533
Office, insurance and other expenses	5,171	5,369
Professional services	3,845	4,412
Total general administration and business development costs	25,160	24,314
Share-based compensation expense	$ 4,300	$ 5,300